Long-Term Debt - Line of Credit (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Debt instrument covenant compliance	As of June 30, 2019, the Company was in compliance with the covenants regarding its secured credit facilities and financing arrangements.
Secured credit facilities and financing arrangements
Debt instrument covenant description	Under the Company's credit facilities and financing arrangements, Mr. Economou must generally continue to beneficially own at least 50% of either (i) the Company's issued and outstanding share capital or (ii) the Company's issued and outstanding voting share capital. In addition, the Company's credit facilities and financing arrangements require the Company and its subsidiaries to satisfy certain financial covenants. Depending on the credit facility or financing arrangement, these financial covenants require the maintenance of: (i) minimum liquidity; (ii) a maximum leverage ratio; (iii) a minimum debt service cover ratio; (iv) a minimum market adjusted net worth; (v) a minimum solvency ratio and (vi) a minimum working capital level. Also, the credit facilities and financing arrangements, require the maintenance of specified financial ratios, mainly to ensure that the market value of the mortgaged vessels under the applicable credit facility, determined in accordance with the terms of that facility, does not fall below a certain percentage of the outstanding amount of the loan, which is referred as a value maintenance clause or loan-to-value ratio. All of the Company's credit facilities and financing arrangements also contain cross-acceleration or cross-default provisions that may be triggered by a default under one of the Company's other credit facilities and financing arrangements. These covenants may limit the ability of certain of the Company's subsidiaries to, among other things, without the relevant lenders' or counterparties' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.
Working Base Facility "WCF"
Line Of Credit Facility Maximum Borrowing Capacity	$ 100,000
Variable rate basis	LIBOR plus margin
Working capital collateral amount	$ 40,000